Restricted Investments - Reconciliation of Movement in Investments Held by Environmental Trust Funds (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Increase (decrease) in financial assets
Balance at beginning of year	R 3,271
Fair value gain	64	R 71	R 4
Balance at end of year	3,301	3,271
Investments held by environmental trust funds
Increase (decrease) in financial assets
Balance at beginning of year	3,238	2,621
Interest income	168	157	153
Fair value gain	48	79
Moab Khotsong acquisition	0	382
Equity-linked deposits acquired	300	0
(Maturity)/acquisition of fixed deposits	(481)	6
Net transfer of cash and cash equivalents	183	(7)
Withdrawal of funds for rehabilitation work performed	(183)	0
Balance at end of year	R 3,273	3,238	R 2,621
Nufcor SA | Investments held by environmental trust funds
Increase (decrease) in financial assets
Moab Khotsong acquisition		R 58